Trade and Bills Payables (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Analysis of Trade and Bills Payables
An aging analysis of the trade and bills payables as at the end of the reporting period, was as follows:

	2019 RMB million	2018 RMB million
Within 90 days	3,622	3,594
91 to 180 days	52	49
181 to 365 days	94	157
1 to 2 years	40	100
Over 2 years	69	140

	3,877	4,040